File Number: 333-110037
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                January 20, 2006

                 Supplement to the May 1, 2005 Class A, B and C
           Shares Prospectus and Investor Class Shares Prospectus, as may be amended, for Pioneer California Tax Free Income Fund

Effective January 20, 2006, Pioneer California Tax Free Income Fund will be renamed Pioneer AMT-Free CA Municipal Fund. All references to Pioneer California Tax Free Income Fund throughout this prospectus should be replaced with Pioneer AMT-Free CA Municipal Fund.



                                                                   18620-00-0106
                                        (C) 2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC